Concentrations of Credit and Market Risk - Percentage of Revenues Earned from Customers (Detail)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales | Chevron | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	82.10%
Sales | Eni S.p.A. | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	17.90%
Percentage of Workforce Subject to Collective Bargaining Agreements | Labor Force Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			1.00%	1.00%
Predecessor | Other
Concentration Risk [Line Items]
Concentration risk percentage		1.80%		18.40%
Predecessor | Sales | Chevron | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		84.00%		81.60%	77.10%
Predecessor | Sales | Petronas | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		14.20%
Predecessor | Sales | Total | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage					22.90%